Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Description of Business and Summary of Significant Accounting Policies
Schedule of estimated useful lives of property and equipment

Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	The shorter of remaining lease term or estimated useful life